UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 1, 2010 to September 30, 2010

Commission File Number of issuing entity: 333-144832-04

HYUNDAI AUTO RECEIVABLES TRUST 2010-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-144832

HYUNDAI ABS FUNDING CORPORATION
(Exact name of depositor as specified in its charter)

HYUNDAI CAPITAL AMERICA
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

33-0978453
(I.R.S. Employer Identification No. of the depositor)

3161 MICHELSON DRIVE, SUITE 1900
IRVINE, CALIFORNIA 92612
(Address of principal executive offices of the issuing entity)

(714) 594-1579
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

Asset Backed Notes, Class A-1	[ ]	[ ]	[ X ]

Asset Backed Notes, Class A-2	[ ]	[ ]	[ X ]

Asset Backed Notes, Class A-3	[ ]	[ ]	[ X ]

Asset Backed Notes, Class A-4	[ ]	[ ]	[ X ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☑  No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Hyundai Auto Receivables Trust 2010-A are set forth in the Monthly Servicer’s Report attached as Exhibit 99.1.

PART II – OTHER INFORMATION

Item 9. Exhibits.

99.1	Monthly Servicer’s Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: October 18, 2010	HYUNDAI ABS FUNDING CORPORATION (Depositor)

	By:	/s/ Min Sok Randy Park
Name: Min Sok Randy Park
Title: Vice President and Secretary

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly Servicer’s Report for the period from September 1, 2010 to September 30, 2010.